Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) $ / shares	Jun. 30, 2022 CNY (¥)
Accounting Policies [Abstract]
Allowances for doubtful accounts	¥ 6,892	¥ 6,892
Contract liabilities			¥ 1,500
Underpayment of taxes	¥ 100
Convenience fees rate | (per share)	¥ 6.8972	¥ 1